Regulatory capital requirements (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
	Actual		Capital adequacy minimum requirement (including conservation capital buffer)
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2018
Total Capital (to Risk-Weighted Assets):
Corporation	$5,354,199	19.54%	$2,706,117	9.875%
BPPR	3,900,536	19.00	2,027,005	9.875
PB	1,148,253	17.82	636,450	9.875

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,631,511	16.90%	$1,746,987	6.375%
BPPR	3,638,009	17.72	1,308,573	6.375
PB	1,085,829	16.85	410,873	6.375

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,631,511	16.90%	$2,158,043	7.875%
BPPR	3,638,009	17.72	1,616,473	7.875
PB	1,085,829	16.85	507,549	7.875

Tier I Capital (to Average Assets):
Corporation	$4,631,511	9.88%	$1,875,057	4%
BPPR	3,638,009	9.62	1,512,568	4
PB	1,085,829	12.42	349,580	4

	Actual		Capital adequacy minimum requirement (including conservation capital buffer)
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
	2017
Total Capital (to Risk-Weighted Assets):
Corporation	$4,985,265	19.22%	$2,399,052	9.250%
BPPR	3,793,268	19.73	1,778,498	9.250
PB	1,083,171	17.05	587,809	9.250

Common Equity Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,226,519	16.30%	$1,491,303	5.750%
BPPR	3,546,121	18.44	1,105,553	5.750
PB	1,010,232	15.90	365,395	5.750

Tier I Capital (to Risk-Weighted Assets):
Corporation	$4,226,519	16.30%	$1,880,338	7.250%
BPPR	3,546,121	18.44	1,393,958	7.250
PB	1,010,232	15.90	460,715	7.250

Tier I Capital (to Average Assets):
Corporation	$4,226,519	10.02%	$1,687,432	4%
BPPR	3,546,121	10.67	1,328,818	4
PB	1,010,232	11.69	345,681	4

Schedule Of Minimum Amount And Ratios To Be Categorized As Well Capitalized [Table Text Block]
	2018		2017
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
Total Capital (to Risk-Weighted Assets):
BPPR	$2,052,664	10%	$1,922,700	10%
PB	644,506	10	635,469	10

Common Equity Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,334,231	6.5%	$1,249,755	6.5%
PB	418,929	6.5	413,055	6.5

Tier I Capital (to Risk-Weighted Assets):
BPPR	$1,642,131	8%	$1,538,160	8%
PB	515,605	8	508,375	8

Tier I Capital (to Average Assets):
BPPR	$1,890,709	5%	$1,661,023	5%
PB	436,975	5	432,102	5

Schedule of Basel 3 Requirements [Table Text Block]
			Minimum Capital Plus Capital Conservation Buffer
	Minimum Capital	Well-Capitalized	2018	2019	2020	2021
Common Equity Tier 1 to Risk-Weighted Assets	4.5%	6.5%	6.375%	7.000%	7.000%	7.000%
Tier 1 Capital to Risk-Weighted Assets	6.0	8.0	7.875	8.500	8.500	8.500
Total Capital to Risk-Weighted Assets	8.0	10.0	9.875	10.500	10.500	10.500
Leverage Ratio	4.0	5.0	N/A	N/A	N/A	N/A